SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Schedule of Purchase Price Calculation
Under these accounting standards, the total purchase price is calculated as follows:

(in thousands, except price per share)

Number of shares of Perion ordinary shares outstanding on January 2, 2014	12,524,000

Perion closing price on January 2, 2014 (closing date)	$12.64

Total fair value of stock consideration	$158,303
Fair value of vested (for accounting purposes only) Perion options	7,281

Total purchase price	$165,584

Schedule of Purchase Price Allocation
The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Amortizable intangible assets:
Acquired technology	$28,392
IP R&D	8,092
Tradename and other	13,439
Net assets assumed	4,568
Deferred tax liabilities	(7,584)

Net assets acquired	46,907
Goodwill	118,677

Total fair value considerations	$165,584